CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income for the year	$ 15,725	$ 18,652	$ 10,515
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	4,597	$ 3,951	$ 3,522
Amortization of acquired intangible assets	$ 5,023
Loss related to equipment and inventory damage			$ 148
Stock-based compensation	$ 2,674	$ 2,124	$ 2,095
Loss (gain) on securities	(10)	175
Deferred tax assets, net	(5,046)	(1,626)	$ 1,898
Increase (decrease) in liability for employee termination benefits, net	70	(71)	17
Decrease (increase) in trade accounts receivables	(1,959)	12,381	(10,585)
Decrease (increase) in inventories	(1,949)	2,226	(1,783)
Decrease (increase) in other current and long term assets	370	408	(1,234)
Increase (decrease) in trade accounts payables	1,604	(4,038)	4,517
Increase in other current liabilities and other long term liabilities	3,329	64	3,054
Increase (decrease) in short and long term deferred revenues	1,361	(703)	(1,173)
Net cash provided by operating activities	25,789	33,543	10,991
Cash flows from investment activities:
Decrease (increase) in short-term interest-bearing bank deposits	$ 37,991	$ (27,737)	(4,513)
Decrease in long-term interest-bearing bank deposits			(345)
Proceeds from (investments in) short-term available for sale securities		$ 1,617	$ (1,845)
Proceeds from (investments in) short-term held for trading securities	$ 2,005	$ (1,942)
Acquisition of subsidiary, net of acquired cash (Note 3)	$ (45,344)
Reimbursement from insurance claim			$ 219
Additions to property and equipment	$ (4,373)	$ (5,234)	(4,119)
Net cash used in investing activities	(9,721)	(33,296)	$ (10,603)
Cash flows from financing activities:
Purchases of treasury shares	(4,303)	(6,726)
Shares issued under employee share-based plans	2,319	2,586	$ 1,191
Net cash provided by (used in) financing activities	(1,984)	(4,140)	1,191
Increase (decrease) in cash and cash equivalents	14,084	(3,893)	1,579
Cash and cash equivalents - beginning of year	13,649	17,542	15,963
Cash and cash equivalents - end of year	$ 27,733	$ 13,649	$ 17,542